INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	Year ended December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforward	$3,158,471	$2,473,817
Book to tax difference – intangible assets	(45,206)	22,779
Stock option expense	—	88,553
Accounts receivable	67,512	—
Total gross deferred tax assets	3,180,777	2,585,149
Less: Deferred tax asset valuation allowance	(3,180,777)	(2,585,149)
Total net deferred tax assets	$—	$—

Income tax rate reconciliation
	2018		2017
	Amount	Rate	Amount	Rate
Federal tax expense (benefit) at the statutory rate from continuing operations	$(867,576)	-21.00%	(873,700)	-34.00%
State tax benefit, net of federal income tax benefit	(33,819)	-0.82%	(86,193)	-3.35%

Federal deferred tax expense	(2,640)	-0.06%	(27,427)	-1.07%
State deferred tax expense	2,791	0.07%	(25,000)	-0.97%
Effect of true up	16,906	0.41%	—	—
Effect of tax rate change	341,358	8.26%	1,305,477	50.80%
Non-deductible expenses	189,274	4.58%	242,434	9.43%
Change in valuation allowance	353,706	8.56%	(535,592)	-20.84%
Total - continuing operations	—	—	—	—

Federal tax expense (benefit) at the statutory rate from discontinued operations	(229,478)	-21.00%	(144,293)	-34.00%
State tax benefit, net of federal income tax benefit	(11,934)	-1.09%	(14,845)	-3.50%

Change in valuation allowance	241,412	22.09%	159,138	37.50%
Total - discontinued operations	—	—	—	—

Total	$—	—	—	—

Schedule of provision for income taxes
	Year ended December 31,
	2018	2017
Current
Federal	$(678,302)	$(654,652)
State	(36,459)	(70,454)
	(714,761)	(725,106)
Deferred
Federal	358,264	(66,437)
State	2,791	(7,093)
	361,055	(73,530)
Total	$(353,706)	$(798,636)

Income taxes from continuing operations before valuation
Allowance	$(353,706)	$($798,636)
Change in valuation allowance	353,706	798,636
Total	$—	$—

Discontinued Operations
Current
Federal	$(229,478)	$(144,293)
State	(11,953)	(14,845)
	(241,412)	(159,138)
Deferred
Federal	—	—
State	—	—
	—	—
Total	$(241,412)	$(159,138)

Income tax benefit from continuing operations before valuation allowance	(241,412)	—
Allowance		—
Change in valuation allowance	241,412	159,138
Total	$—	$—